SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies	$ 1,181	$ 1,193	$ 2,091
Impairment charges	(1,405)	0	0
Gain (loss) on disposal	0	0	16
Dividend income	3	124	97
Total	$ (221)	1,317	2,204
Erdemir
Disclosure of financial assets [line items]
Dividend income		$ 117	$ 89